Employee benefits - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 1,923	€ 2,730	€ 2,441
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,665	2,369	2,064
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 258	€ 361	€ 377